Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands	3 Months Ended		6 Months Ended				12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended				12 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011 Issuers [Member] FMC Finance III [Member]	Jun. 30, 2010 Issuers [Member] FMC Finance III [Member]	Dec. 31, 2009 Issuers [Member] FMC Finance III [Member]	Jun. 30, 2011 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Jun. 30, 2010 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Dec. 31, 2009 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Jun. 30, 2011 Guarantors [Member] D GmbH [Member]	Jun. 30, 2010 Guarantors [Member] D GmbH [Member]	Dec. 31, 2009 Guarantors [Member] D GmbH [Member]	Jun. 30, 2011 Guarantors [Member] FMCH [Member]	Jun. 30, 2010 Guarantors [Member] FMCH [Member]	Jun. 30, 2011 Non Guarantor Subsidiaries [Member]	Jun. 30, 2010 Non Guarantor Subsidiaries [Member]	Dec. 31, 2009 Non Guarantor Subsidiaries [Member]	Jun. 30, 2011 Combining Adjustment [Member]	Jun. 30, 2010 Combining Adjustment [Member]	Dec. 31, 2009 Combining Adjustment [Member]
Operating Activities:
Net Income	$ 286,084	$ 269,266	$ 535,199	$ 499,492	$ 1,219	$ 252		$ 481,462	$ 459,385		$ 9,240	$ (97)		$ 326,194	$ 246,054	$ 400,271	$ 429,835		$ (683,187)	$ (635,937)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions								(358,305)	(307,027)					(332,306)	(289,983)				690,611	597,010
Depreciation and amortization			272,273	245,365				682	726		22,927	19,048		5,769	444	249,455	236,173		(6,560)	(11,026)
Change in deferred taxes, net			53,336	(747)				15,286	(13,919)		1,572	435				41,884	15,046		(5,406)	(2,309)
(Gain) loss on sale of fixed assets and investments				(1,938)							58	3				(991)	(1,941)
Loss (gain) on investments												(28)								28
Stock Option Compensation Expense			14,631	13,712				14,631	(13,712)
Cash outflow from hedging			(58,581)	0												(58,581)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(263,509)	(94,298)							(21,238)	(9,466)				(242,271)	(84,832)
Inventories, net			(120,325)	(33,482)							(33,466)	(18,613)				(104,067)	(21,876)		17,208	7,007
Prepaid expenses, other current and non-current assets			(78,091)	(91,264)	0			(28,927)	(126,932)		(19,192)	(9,920)		(44,068)	45,925	13,341	(132,358)		755	132,021
Accounts receivable from/payable to related parties			3,944	(5,337)	(612)	239		(688,780)	215,521		(65,753)	56,183		6,577	18,897	760,710	(517,889)		(8,198)	221,712
Accounts payable, accrued expenses and other current and non-current liabilities			155,153	129,381	2,976	(21)		(38,526)	(294)		45,519	27,060		(218)	(43)	145,157	97,637		245	5,042
Income tax payable			(26,534)	(17,421)	715	15		23,075	30,431					(3,982)	(28,561)	(32,506)	(21,801)		(13,836)	2,495
Net cash provided by (used in) operating activities			486,563	643,463	4,298	485		(577,569)	271,603		(60,333)	64,661		(42,034)	(7,267)	1,172,402	(2,006)		(10,201)	315,987
Investing Activities:
Purchases of property, plant and equipment			(238,384)	(226,635)				(133)	(199)		(16,484)	(13,920)				(231,968)	(225,035)		10,201	12,519
Proceeds from sale of property, plant and equipment			8,088	8,582					9		22	603				8,066	7,970
Disbursements of loans to related parties			0	0				377,936	239,804		100	89		(798,172)	(149,883)		(327,341)		420,136	237,331
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(1,122,458)	(291,247)				(25,128)	(2,759)		(3,611)	(2,129)				(1,867,825)	(157,663)		774,106	(128,696)
Proceeds from divestitures			0	7,867													7,867
Net cash (used in) provided by investing activities			(1,352,754)	(501,433)				352,675	236,855		(19,973)	(15,357)		(798,172)	(149,883)	(2,091,727)	(694,202)		1,204,443	121,154
Financing Activities:
Short-term borrowings, net			115,986	6,804				102,267	0		80,150	(49,319)		(299)		(66,442)	56,123
Long-term debt and capital lease obligations, net			1,448,621	333,732				305,359	(146,576)					152,115	157,150	1,473,385	560,489		(420,136)	(237,331)
Increase (decrease) of accounts receivable securitization program			130,000	86,000												130,000	86,000
Proceeds from exercise of stock options			31,741	28,084				26,762	25,706							4,979	2,378
Payment of dividends [N]			(280,649)	(231,967)												22	(5,795)		(22)	6,290
Capital (decrease) increase			0	0										688,390		28,216	4,014		(774,106)	(4,014)
Distributions to noncontrolling interests			(61,735)	(67,562)												(61,735)	(67,562)
Contributions from noncontrolling interests			12,290	14,850												12,290	14,850
Net cash (used in) provided by financing activities			742,494	169,941				153,739	(352,837)		80,150	(49,319)		840,206	157,150	866,955	650,497		(1,194,264)	(235,055)
Effect of exchange rate changes on cash and cash equivalents			50,080	(40,345)				(75,852)	(81,980)		14	(28)				125,896	41,639		22	24
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(73,617)	271,626	6	(10)	108	(147,007)	73,641	24	(142)	(43)	194			73,526	(4,072)	300,899		202,110	0
Cash and cash equivalents at beginning of period			522,870	301,225	123			147,177			225			0		342,401			32,944
Cash and cash equivalents at end of period	$ 449,253	$ 572,851	$ 449,253	$ 572,851	$ 6	$ 98		$ 170	$ 73,665		$ 83	$ 151				$ 448,994	$ 296,827			$ 202,110